Employee Benefit Plans - Additional Information (Detail) - USD ($)				12 Months Ended
	Mar. 02, 2015	Oct. 28, 2014	Mar. 20, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs Disclosure [Line Items]
Purchase of common stock				498,346	546,413
Shares purchased from the corporation		600,000		600,000
Cost of shares purchased from the corporation				$ 632,000	$ 704,000
2015 Employee Stock Ownership Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Employee stock ownership plan employee minimum service period	1 year
Employee stock ownership plan, description				2015 Employee Stock Ownership Plan (the “ESOP”) which covers substantially all employees who are at least 21 years old with at least one year of employment with the Company and Heritage Bank USA, Inc. (the “Bank”), the Company’s commercial bank subsidiary. The ESOP has three individuals who have been selected by the Company to serve as trustees. A directed corporate trustee has also been appointed. The ESOP will be administered by a committee (the “Committee”) currently composed of eleven employees selected by the Company or its designee.
Employee stock ownership plan loan, shares released from the ESOP trust				48,067	53,587
Employee stock ownership plan loan, expenses recognized				$ 553,000	$ 652,000
2015 Employee Stock Ownership Plan [Member] | Employee Stock Option Plan Loan [Member]
Compensation Related Costs Disclosure [Line Items]
Employee stock option plan, loan amount	$ 13,500,000
Purchase of common stock	1,000,000
Shares purchased from the corporation	600,000
Cost of shares purchased from the corporation	$ 7,884,000
Interest rate on ESOP loan	3.00%
Final maturity date	Dec. 09, 2026
HopFed [Member]
Compensation Related Costs Disclosure [Line Items]
Cost of shares purchased from the corporation				632,000	704,000
2013 Long Term Incentive Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans			300,000
Compensation expense				$ 135,000	$ 190,000	$ 164,000
2013 Long Term Incentive Plan [Member] | HopFed [Member]
Compensation Related Costs Disclosure [Line Items]
Restricted shares available from the HOPFED Bancorp				242,577
2013 Long Term Incentive Plan [Member] | Minimum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period			3 years
2013 Long Term Incentive Plan [Member] | Maximum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period			4 years
2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans				12,342	2,034	22,378
Restricted stock granted by Compensation Committee, market value				$ 145,000	$ 25,000	$ 260,000
401(k) [Member]
Compensation Related Costs Disclosure [Line Items]
Employee contributions of earnings in the plan				15.00%
Management matching contribution in the plan						4.00%
Additional compensation without regards to the employee contribution						4.00%
Deferred Compensation Plans [Member]
Compensation Related Costs Disclosure [Line Items]
Deferred compensation arrangement number of installments related to distributions paid				15 years
Original face value of all deferred compensation contracts				$ 668,000
Accrued value of all deferred compensation contracts				253,000
Cash remittances on deferred compensation contracts per year				$ 12,500